Other Long-term Payable	12 Months Ended
Dec. 31, 2013
Other Long-term Payable
Other Long-term Payable

16.                Other Long-term Payable

The following is a summary of other long-term payables as of December 31, 2012 and 2013 (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
RSU long-term payable (see Note 2(n))	99,768	144,433
Other	200	450
	99,968	144,883